[FRONT COVER]

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
Semiannual Report February 28, 1998















[LOGO-FOUR HANDS]OPPENHEIMERFUNDSsm
THE RIGHT WAY TO INVEST

BRIDGET A. MACASKILL
President
Oppenheimer International
Small Company Fund


DEAR SHAREHOLDER,

These have been very positive times for many American investors. The U.S. economy has continued to grow at a moderate pace, unemployment has fallen to its lowest level in 30 years and inflation has also fallen to a record low. In fact, long-term interest rates have fallen to their lowest level since the government began issuing 30-year Treasury bonds in 1977.

What benefits does this provide to the average American? First, when unemployment levels are low, many individuals tend to feel a greater sense of job security and can command higher wages because there are fewer unemployed workers vying for their jobs. Second, many homeowners are opting to refinance their existing home mortgage loans and take advantage of lower financing rates. And third, because wages are increasing faster than the rate of inflation, a paycheck may stretch further and investors, as consumers, are able to enjoy a higher level of disposable income. This extra income can be put to use in many ways, including allocating more money to investment opportunities.

Some industry analysts have tempered such positive news by suggesting that if the rate of inflation falls any lower, it might actually trigger a period of DEFLATION, where we see the prices of American goods and services decline. While lower prices may sound like positive news, in reality it isn't because when prices fall too low, it erodes the value of those goods to the producer. That is, when economic conditions force a decrease in the price of goods, companies have to sell more of those items in order to make the same amount of profit, which translates into greater difficulties for corporations to improve their bottom lines.

At OppenheimerFunds, we do not believe we will see a period of deflation in the United States. The fundamental factors that have driven the U.S. market still appear to be in place: an economy that's in its eighth year of expansion with moderate growth, low unemployment, virtually no inflation and low interest rates. However, because of economic uncertainties in other parts of the world, particularly Asia, we expect to see slower growth for stocks in 1998 and a year in which double-digit returns from the equity markets are unlikely. It's also possible that we may see investors favor the fixed, more secure interest payments offered from the bond markets.

In closing, we'd like to reassure you that as professional money managers, we continue to keep a watchful eye on these situations and are closely monitoring your fund's investments. In times like these, your financial advisor can be of invaluable assistance to you in helping review your financial plan and guide your investments accordingly.

Thank you for your confidence in OppenheimerFunds, THE RIGHT WAY TO INVEST. We look forward to helping you reach your investment goals in the future.


/s/Bridget A. Macaskill
Bridget A. Macaskill


March 20, 1998


 2  Oppenheimer International Small Company Fund

NICHOLAS HORSLEY
Portfolio Manager

                Q + A

                  AN INTERVIEW WITH YOUR FUND'S MANAGER.

THE FUND HAS BEEN IN EXISTENCE A LITTLE MORE THAN THREE MONTHS. HOW HAS IT PERFORMED IN THAT SHORT PERIOD?
Between November 17, 1997, the Fund's inception date, and February 28, 1998, Oppenheimer International Small Company Fund produced a cumulative total return, without sales charges, of 11.50%.(1) The Fund invests principally in companies with market capitalizations between $500 million and $1 billion. A company's market "cap" equals its stock price multiplied by the number of shares outstanding. As it turns out, most international companies fit within that size range.

WHY ARE SMALL INTERNATIONAL COMPANIES AN ATTRACTIVE CATEGORY?
The range of investment opportunities is enormous. Industries that long ago ceased to be growth vehicles in the United States, such as utilities and power generation companies, are fast-growing industries in places such as Latin America. Deregulation and corporate restructuring are major themes. The advent on 1/1/99 of the Euro, the single currency, is forcing consolidation and improved profitability among European industrial companies, banks and insurance companies. Additionally, many state entities are being privatized. True, U.S. investors have the opportunity to invest in many large foreign companies directly or by buying ADRs (American Depository Receipts), but there are numerous opportunities for growth investments, which simply are unknown by most individual investors, and do not receive research coverage by the major U.S. brokerage houses. So you really have to delve down through several different levels of information to discover these hidden treasures.

HOW DO YOU DISCOVER THEM?
We have a computer screening process which examines several different factors, including sales and earnings growth, dividend yield and other measures of value. Companies throughout the world with a market capitalization between $500 million and $1 billion U.S. Dollars go into the screen which narrows tens of thousands of companies down to about 300; we then use fundamental research to reduce these to the companies we consider for the Fund's portfolio. We know most of the managements personally and talk regularly. That's a key part of our style.

WHAT DO THESE COMPANIES HAVE IN COMMON?
In our opinion, these companies have outstanding management and a high rate of cash generation and reinvested cash flow. They have earnings growth at or above the market average, with price-to-earnings ratios at or below the market average. Some are considered "growth" companies in that profits are growing faster than average within a given industry. Others are considered "value"




1. Includes changes in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.

 3 Oppenheimer International Small Company Fund companies because they may be out of favor and selling at a discount to their intrinsic value. We benchmark all our companies against their national and international peer group and seek to pay less than a rational business person might pay if making an industrial acquisition.

DESCRIBE SOME OF YOUR STRONGEST PERFORMING STOCKS.
In the United Kingdom, we own stock in one of the world's leading software/entertainment companies that designs, writes, edits and upgrades game programs that are sold in Europe and the U.S. In contrast to hardware or distribution, we believe that entertainment software is very much where value is added. The company has a high success rate on new products, due to a strong creative team, game loyalty by customers and the respect of the hardware manufacturers. We anticipate consolidation in this industry, because the business advantage is moving to global companies who can emphasize marketing over pure development.(2)

Another stock that has contributed to the Fund's success is a well-run Japanese drug company that specializes in therapies for the thoracic cavity. Not only do they have a very good track record of success, but the environment within which the company operates is changing, a change that should benefit the holding even further. Until recently, the Japanese health system had a rigid structure whereby hospital patients were required to buy drugs in that hospital's pharmacy. Now, patients can buy their prescriptions anywhere, which means that there is greater potential profitability for innovative, efficient producers.

We also own stock in one of the leading community banks in Italy, that has continued to flourish in an environment where there are too many banks, interest rates are falling and where deregulation is spreading. As the European Monetary Union approaches, those countries such as Italy, Spain and Portugal that will be part of it should enjoy reduced interest rates.

GIVEN THE CONTINUING ECONOMIC TURMOIL IN ASIA, WHAT IS YOUR OUTLOOK FOR 1998? Most of the portfolio's companies are currently European and are focused on domestic business, with little or nothing to do with Asia; they will continue to benefit from the positive European domestic trends of corporate restructuring and currency union. European stock markets should also continue to benefit from the process of "equitization"--individuals seeking to make greater personal provision for financial security as government- sponsored social benefits schemes recede. We will continue to watch Asia both for investment opportunities and for signs of economic problems spreading elsewhere, and expect recovery to be lengthy and sporadic. We believe the international small company portfolio stocks are inexpensive and, against this background, our outlook for the Fund remains positive.//

2.  The Fund's portfolio is subject to change.


 4  Oppenheimer International Small Company Fund

================================================================================
STATEMENT OF INVESTMENTS FEBRUARY 28, 1998 (UNAUDITED)


                                                                                                                 MARKET VALUE
                                                                                             SHARES              SEE NOTE 1
==========================================================================================================================
COMMON STOCKS - 92.5%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 29.7%
--------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 9.1%
--------------------------------------------------------------------------------------------------------------------------
AMEC plc                                                                     (1)               50,440            $115,854
--------------------------------------------------------------------------------------------------------------------------
Courts (Singapore) Ltd.                                                                       465,000             189,326
--------------------------------------------------------------------------------------------------------------------------
Inmobiliaria Metropolitana Vasco Central SA                                                     2,100             101,445
--------------------------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA, Sponsored GDR                                           3,200             111,600
                                                                                                                 ---------
                                                                                                                  518,225

--------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 11.2%
--------------------------------------------------------------------------------------------------------------------------
Hoyts Cinemas Group                                                          (1)               43,300              83,829
--------------------------------------------------------------------------------------------------------------------------
Infogrames Entertainment SA                                                  (1)                3,600             142,480
--------------------------------------------------------------------------------------------------------------------------
Kentucky Fried Chicken Holdings (Malaysia) Berhad                            (1)               37,000              62,925
--------------------------------------------------------------------------------------------------------------------------
Leon de Bruxelles SA                                                         (1)                  650              59,243
--------------------------------------------------------------------------------------------------------------------------
Pizza Public Co. (Thailand) Ltd.                                             (1)                6,000              17,262
--------------------------------------------------------------------------------------------------------------------------
Regent Inns plc                                                              (1)               19,800             107,582
--------------------------------------------------------------------------------------------------------------------------
Shaw Brothers (Hong Kong) Ltd.                                               (1)              120,000              74,782
--------------------------------------------------------------------------------------------------------------------------
Sky City Ltd.                                                                (1)               30,500              93,043
                                                                                                                 ---------
                                                                                                                  641,146

--------------------------------------------------------------------------------------------------------------------------
MEDIA - 9.4%
--------------------------------------------------------------------------------------------------------------------------
Bemrose Corp. plc                                                                              25,200             186,506
--------------------------------------------------------------------------------------------------------------------------
Dauphin O.T.A.                                                               (1)                  760              53,668
--------------------------------------------------------------------------------------------------------------------------
Grupo Radio Centro SA de CV, Sponsored ADR                                                      5,100              79,369
--------------------------------------------------------------------------------------------------------------------------
Havas Advertising SA                                                         (1)                  580              86,677
--------------------------------------------------------------------------------------------------------------------------
Lusomundo SGPS SA                                                            (1)                2,000              21,528
--------------------------------------------------------------------------------------------------------------------------
Publicis SA                                                                  (1)                  355              38,536
--------------------------------------------------------------------------------------------------------------------------
SPIR Communication                                                           (1)                  920              73,125
                                                                                                                 ---------
                                                                                                                  539,409

--------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 15.9%
--------------------------------------------------------------------------------------------------------------------------
FOOD - 3.6%
--------------------------------------------------------------------------------------------------------------------------
Cresud SA                                                                    (1)               20,000              39,619
--------------------------------------------------------------------------------------------------------------------------
Makro Atacadista SA                                                                             7,800              76,050
--------------------------------------------------------------------------------------------------------------------------
Raision Tehtaat Oy                                                           (1)                  525              87,464
                                                                                                                 ---------
                                                                                                                  203,133

--------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 10.3%
--------------------------------------------------------------------------------------------------------------------------
Biocompatibles International plc                                             (1)               45,000             132,129
--------------------------------------------------------------------------------------------------------------------------
Haw Par Healthcare Ltd.                                                                       123,000              66,014
--------------------------------------------------------------------------------------------------------------------------
Oxford Molecular Group plc                                                   (1)               35,000             122,171
--------------------------------------------------------------------------------------------------------------------------
Rohto Pharmaceutical Co.                                                                       19,000             154,912
--------------------------------------------------------------------------------------------------------------------------
Torii Pharmaceutical Co. Ltd.                                                                   6,300             110,211
                                                                                                                 ---------
                                                                                                                  585,437

--------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Alpha Healthcare Ltd.                                                                          30,000              19,360
--------------------------------------------------------------------------------------------------------------------------
Ramsey Health Care Ltd.                                                      (1)               60,000              93,743
                                                                                                               -----------
                                                                                                                  113,103



 5  Oppenheimer International Small Company Fund

================================================================================
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)


                                                                                                                 MARKET VALUE
                                                                                             SHARES              SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 22.1%
--------------------------------------------------------------------------------------------------------------------------
BANKS - 11.6%
--------------------------------------------------------------------------------------------------------------------------
Banca Popolare di Bergamo Credito Varesino SpA                               (1)                5,000            $105,898
--------------------------------------------------------------------------------------------------------------------------
Banca Popolare di Milano                                                     (1)                8,700              74,629
--------------------------------------------------------------------------------------------------------------------------
Banco de Valencia SA                                                         (1)                4,500             135,571
--------------------------------------------------------------------------------------------------------------------------
Banco Guipuzcoano SA                                                                              200              11,350
--------------------------------------------------------------------------------------------------------------------------
Banco International do Funchal SA                                            (1)                7,100              72,221
--------------------------------------------------------------------------------------------------------------------------
Banco Pinto & Sotto Mayor SA                                                 (1)                6,550             119,857
--------------------------------------------------------------------------------------------------------------------------
Credit General de Banque                                                     (1)                  500             122,931
--------------------------------------------------------------------------------------------------------------------------
Industrial Finance Corp.                                                                       30,000              20,186
                                                                                                                 ---------
                                                                                                                  662,643

--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.3%
--------------------------------------------------------------------------------------------------------------------------
Guinnes Peat Group plc                                                       (1)              149,000              83,915
--------------------------------------------------------------------------------------------------------------------------
Ruam Pattana Fund II                                                         (1)              265,000              44,269
--------------------------------------------------------------------------------------------------------------------------
Unibail (Union du Credit-Bail Immobilier)                                    (1)                  530              57,793
                                                                                                                 ---------
                                                                                                                  185,977

--------------------------------------------------------------------------------------------------------------------------
INSURANCE - 7.2%
--------------------------------------------------------------------------------------------------------------------------
Allianz Subalpina                                                            (1)                7,250              84,272
--------------------------------------------------------------------------------------------------------------------------
Alm. Brand A/S, Cl. B                                                        (1)                3,308             119,538
--------------------------------------------------------------------------------------------------------------------------
Assitalia - Le Assicurazioni d'Italia                                        (1)                4,750              28,535
--------------------------------------------------------------------------------------------------------------------------
La Fondiaria Assicurazioni                                                   (1)                8,600              51,328
--------------------------------------------------------------------------------------------------------------------------
Mapfre Vida SA                                                                                  1,240              49,837
--------------------------------------------------------------------------------------------------------------------------
Milano Assicurazioni                                                         (1)                7,400              27,996
--------------------------------------------------------------------------------------------------------------------------
Schweizerische Lebensversicherungs & Rentenanstalt                           (1)                   60              52,412
                                                                                                                 ---------
                                                                                                                  413,918

--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 16.3%
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Le Carbone-Lorraine                                                                               366             112,097
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 7.7%
--------------------------------------------------------------------------------------------------------------------------
Mota e Companhia SA                                                          (1)                7,800             142,688
--------------------------------------------------------------------------------------------------------------------------
Semapa-Sociedade de Investimento e Gestao, SPGS SA                           (1)                1,220              32,174
--------------------------------------------------------------------------------------------------------------------------
Strabag Oesterreich AG                                                       (1)                1,500              75,774
--------------------------------------------------------------------------------------------------------------------------
Tarkett AG                                                                   (1)                7,380             187,066
                                                                                                                 ---------
                                                                                                                  437,702

--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 3.2%
--------------------------------------------------------------------------------------------------------------------------
BTG plc                                                                                         8,000              94,839
--------------------------------------------------------------------------------------------------------------------------
Falck A/S                                                                    (1)                1,000              51,313
--------------------------------------------------------------------------------------------------------------------------
Societe Generale d'Affichage                                                 (1)                   95              36,250
                                                                                                                 ---------
                                                                                                                  182,402
--------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.4%
--------------------------------------------------------------------------------------------------------------------------
Powerscreen International plc                                                                  36,000             135,441
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Smit Internationale NV, CVA                                                  (1)                2,030              58,513



 6  Oppenheimer International Small Company Fund

================================================================================
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)

                                                                                                               MARKET VALUE
                                                                                             SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 3.5%
--------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Eidos plc                                                                    (1)                  100          $    1,828
--------------------------------------------------------------------------------------------------------------------------
Imagineer Co. Ltd.                                                                             12,900             112,325
                                                                                                               -----------
                                                                                                                  114,153
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Tandberg Television ASA                                                      (1)                7,015              88,047
--------------------------------------------------------------------------------------------------------------------------
UTILITIES - 5.0%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Hidroelectrica del Cantabrico SA                                             (1)                1,700              72,519
--------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Azienda Mediterranea Gas e Acqua SpA                                         (1)               92,000              81,849
--------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 2.3%
--------------------------------------------------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo SA, Preference                                                  470,000             129,752
                                                                                                               -----------
Total Common Stocks (Cost $4,885,555)                                                                           5,275,466

==========================================================================================================================
PREFERRED STOCKS - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Prosieben Media AG, Preferred (Cost $50,035)                                 (1)                  975              48,891

                                                                                             UNITS
==========================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES - 0.1%
--------------------------------------------------------------------------------------------------------------------------
HSBC Holdings plc Rts., Exp. 3/98                                                              60,000               6,122
--------------------------------------------------------------------------------------------------------------------------
PT Pan Indonesia Bank Wts., Exp. 6/00                                                          75,000                 631
                                                                                                               -----------
Total Rights, Warrants and Certificates (Cost $2,196)                                                               6,753

                                                                                             FACE
                                                                                             AMOUNT
==========================================================================================================================
REPURCHASE AGREEMENTS - 10.5%
--------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with J.P. Morgan Securities, Inc., 5.63%, dated 2/27/98, to be repurchased at $600,282 on 3/2/98, collateralized by U.S. Treasury Bonds,
7.25%--12.50%, 11/15/08--5/15/16, with a value of $558,811, and U.S. Treasury
Nts., 6.75%, 4/30/00, with a value of $55,985 (Cost $600,000)                                $600,000             600,000

--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,537,786)                                                   104.0%          5,931,110
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (4.0)           (225,452)
                                                                                             ---------         -----------

NET ASSETS                                                                                       100.0%        $5,705,658
                                                                                             =========         ===========


1.  Non-income producing security.

See accompanying Notes to Financial Statements.






 7  Oppenheimer International Small Company Fund

================================================================================
STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 28, 1998 (UNAUDITED)


=============================================================================================================================
ASSETS
Investments, at value (including repurchase agreement of $600,000)
(cost $5,537,786) --see accompanying statement                                                                    $5,931,110
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  62,702
-----------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency exchange contracts - Note 5                                          560
-----------------------------------------------------------------------------------------------------------------------------
Receivables:
Investments sold                                                                                                     425,586
Shares of beneficial interest sold                                                                                    38,175
Interest and dividends                                                                                                   319
-----------------------------------------------------------------------------------------------------------------------------
Deferred organization costs - Note 1                                                                                  14,000
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  1,615
                                                                                                                  -----------
Total assets                                                                                                       6,474,067

=============================================================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                                744,239
Closed forward foreign currency exchange contracts                                                                    10,803
Organization costs                                                                                                     8,137
Transfer and shareholder servicing agent fees                                                                          1,283
Distribution and service plan fees                                                                                     1,171
Shares of beneficial interest redeemed                                                                                 1,010
Trustees' fees - Note 1                                                                                                  595
Other                                                                                                                  1,171
                                                                                                                  -----------
Total liabilities                                                                                                    768,409

=============================================================================================================================
NET ASSETS                                                                                                        $5,705,658
                                                                                                                  ==========

=============================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $5,261,785
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                      4,613
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                        45,744
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                                        393,516
                                                                                                                  -----------
Net assets                                                                                                        $5,705,658
                                                                                                                  ===========


















 8  Oppenheimer International Small Company Fund

================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)(CONTINUED)


=============================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $4,397,788 and 394,252 shares of beneficial interest outstanding)                                       $11.15
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $11.83

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price
per share (based on net assets of $843,649 and 75,770 shares of beneficial interest outstanding)                      $11.13

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price
per share (based on net assets of $464,221 and 41,704 shares of beneficial interest outstanding)                      $11.13


See accompanying Notes to Financial Statements.
















 9  Oppenheimer International Small Company Fund

================================================================================
STATEMENT OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 17, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998 (UNAUDITED)


=============================================================================================================================
INVESTMENT INCOME
Interest                                                                                                            $ 18,920
-----------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $480)                                                                   2,177
                                                                                                                    ---------
Total income                                                                                                          21,097

=============================================================================================================================
EXPENSES
Management fees - Note 4                                                                                               8,665
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees - Note 4:
Class A                                                                                                                  943
Class B                                                                                                                  911
Class C                                                                                                                  800
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 4                                                                 2,100
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    1,085
-----------------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                              600
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              500
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                             360
-----------------------------------------------------------------------------------------------------------------------------
Legal and auditing fees                                                                                                  300
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    220
                                                                                                                    ---------
Total expenses                                                                                                        16,484

=============================================================================================================================
NET INVESTMENT INCOME                                                                                                  4,613

=============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                                           86,244
Foreign currency transactions                                                                                        (40,500)
                                                                                                                    ---------
Net realized gain                                                                                                     45,744

-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                                          399,755
Translation of assets and liabilities denominated in foreign currencies                                               (6,239)
                                                                                                                    ---------
Net change                                                                                                           393,516
                                                                                                                    ---------
Net realized and unrealized gain                                                                                     439,260

=============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $443,873
                                                                                                                    =========

See accompanying Notes to Financial Statements.














10  Oppenheimer International Small Company Fund

================================================================================
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                                                PERIOD ENDED
                                                                                                                FEBRUARY 28, 1998(1)
============================================================================================================================
OPERATIONS
Net investment income                                                                                             $    4,613
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                                     45,744
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                                                393,516
                                                                                                                  -----------
Net increase in net assets resulting from operations                                                                 443,873

============================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions - Note 2:
Class A                                                                                                            4,029,230
Class B                                                                                                              804,395
Class C                                                                                                              428,160

=============================================================================================================================
NET ASSETS
Total increase                                                                                                     5,705,658
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                       --
                                                                                                                  -----------
End of period (including undistributed net investment
income of $4,613 for the period ended 2/28/98)                                                                    $5,705,658
                                                                                                                  ===========


1. For the period from November 17, 1997 (commencement of operations) to February 28, 1998.

See accompanying Notes to Financial Statements.








11  Oppenheimer International Small Company Fund

================================================================================
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                           CLASS A               CLASS B                CLASS C
                                                           ------------          ------------           ------------
                                                           PERIOD ENDED          PERIOD ENDED           PERIOD ENDED
                                                           FEBRUARY 28,          FEBRUARY 28,           FEBRUARY 28,
                                                           1998(1)               1998(1)                1998(1)
===============================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                        $10.00                $10.00                 $10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   .01                  (.01)                  (.02)
Net realized and unrealized gain                              1.14                  1.14                   1.15
                                                            ------                ------                 ------
Total income from investment
operations                                                    1.15                  1.13                   1.13
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $11.15                $11.13                 $11.13
                                                            ======                ======                 ======

===============================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                           8.89%                 8.80%                  8.80%
===============================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $4,398                  $844                   $464
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $3,245                  $329                   $285
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                         0.63%                (0.52)%                (0.87)%
Expenses                                                      1.37%                 2.17%                  2.22%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                    61.4%                 61.4%                  61.4%
Average brokerage commission rate(5)                       $0.0092               $0.0092                $0.0092

1. For the period from November 17, 1997 (commencement of operations) to February 28, 1998.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1998 were $6,835,010 and $1,959,429, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

See accompanying Notes to Financial Statements.












12  Oppenheimer International Small Company Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer International Small Company Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ORGANIZATION COSTS. The Manager advanced $14,000 for organization and start-up costs of the fund. Such expenses are being amortized over a five-year period from the date operations commenced. In the event that all or part of the Manager's initial investment in shares of the Fund is withdrawn during the amortization period, the redemption proceeds will be reduced to reimburse the Fund for any unamortized expenses, in the same ratio as the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.

13     Oppenheimer International Small Company Fund

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:


                                                    PERIOD ENDED FEBRUARY 28, 1998 (1)
                                                    SHARES        AMOUNT

     Class A:
     Sold                                           415,616       $4,258,843
     Redeemed                                       (21,364)        (229,613)
                                                    -------       ----------
     Net increase                                   394,252       $4,029,230
                                                    =======       ==========

     Class B:
     Sold                                           103,712        1,104,695
     Redeemed                                       (27,942)        (300,300)
                                                    -------       ----------
     Net increase                                    75,770       $  804,395
                                                    =======       ==========

     Class C:
     Sold                                            41,729       $  428,435
     Redeemed                                           (25)            (275)
                                                    -------       ----------
     Net increase                                    41,704       $  428,160
                                                    =======       ==========

     1. For the period from November 17, 1997 (commencement of operations) to February 28, 1998.

3.   UNREALIZED GAINS AND LOSSES ON INVESTMENTS
At February 28, 1998, net unrealized appreciation on investments of $393,324 was composed of gross appreciation of $464,082, and gross depreciation of $70,758.

4.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, and 0.67% of average annual net assets in excess of $2 billion.

For the period ended February 28, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $5,734, of which $1,443 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B shares totaled $11,233 of which $8,840 was paid to an affiliated broker/dealer.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

14     Oppenheimer International Small Company Fund

The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal service for accounts that hold Class B and C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the period ended February 28, 1998, OFDI retained $714 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1998, OFDI had incurred excess distribution and servicing costs of $11,920 for Class B.

5.   FORWARD CONTRACTS
A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Fund uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Gains and losses on outstanding contracts (unrealized appreciation or depreciation on forward contracts) are reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At February 28, 1998, outstanding forward contracts were as follows:



                                                 CONTRACT
                                 EXPIRATION      AMOUNT          VALUATION AS OF      UNREALIZED
                                 DATE            (000S)          FEBRUARY 28, 1998    APPRECIATION
                                 -----------------------------------------------------------------
     CONTRACTS TO SELL
     -----------------
     Swiss Franc (CHF)           4/6/98          72 CHF          $49,432              $560


15     Oppenheimer International Small Company Fund

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

OFFICERS AND TRUSTEES      Leon Levy, Chairman of the Board of Trustees
                           Donald W. Spiro, Vice Chairman of the Board of
                              Trustees
                           Bridget A. Macaskill, Trustee and President
                           Robert G. Galli, Trustee
                           Benjamin Lipstein, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Pauline Trigere, Trustee
                           Clayton K. Yeutter, Trustee
                           Nicholas Horsley, Vice President
                           George C. Bowen, Treasurer
                           Robert J. Bishop, Assistant Treasurer
                           Scott T. Farrar, Assistant Treasurer
                           Andrew J. Donohue, Secretary
                           Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR         OppenheimerFunds, Inc.

DISTRIBUTOR                OppenheimerFunds Distributor, Inc.

TRANSFER AND               OppenheimerFunds Services
SHAREHOLDER
SERVICING AGENT

CUSTODIAN OF               The Bank of New York
PORTFOLIO SECURITIES

INDEPENDENT AUDITORS       KPMG Peat Marwick LLP

LEGAL COUNSEL              Gordon Altman Butowsky Weitzen Shalov & Wein


                           The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                           This is a copy of a report to shareholders of Oppenheimer International Small Company Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer International Small Company Fund. For material information concerning the Fund, see the Prospectus.

                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


16     Oppenheimer International Small Company Fund

RS0815.01.0298    April 29, 1998